UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04801

SunAmerica Equity Funds

(Exact name of registrant as specified in charter)

Harborside 5, 185 Hudson Street, Suite 3300 Jersey City, NJ 07311

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5,

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

Item 1.	Reports to Stockholders

SEMI-ANNUAL REPORT 2020

SUNAMERICA

Equity Funds

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and other communications from a Fund electronically by calling 800-858-8850 or contacting your financial intermediary directly.

You may elect to receive all future reports in paper free of charge. If your account is held directly at the Fund, you can inform the Fund that you wish to receive paper copies of reports by calling 800-858-8850. If your account is held through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive paper will apply to all AIG Funds in which you are invested and may apply to all funds held with your financial intermediary.

aig.com/funds

Shareholder Letter — (unaudited)

Dear Shareholders,

All of us at AIG and SunAmerica Asset Management, along with our Fund subadvisors, hope this semi-annual report finds you and yours safe and well during these challenging times.

As the COVID-19 pandemic continues to evolve, know that we remain focused on serving our Fund shareholders. As such, we are pleased to present this semi-annual update for the SunAmerica Equity Funds (the “Equity Funds”) for the six-month period ended March 31, 2020. From a broad perspective, the period was a tale of two halves, as global equities rose for the fourth straight quarter in the last 3 months of 2019 and then ended the first quarter of 2020 sharply lower.

As the semi-annual period began with October 2019, waning recession fears and forecasts for improving global economic growth in 2020 helped to bolster investor sentiment, even as geopolitics and trade disputes remained major drivers of market volatility. In December 2019, the U.S. President announced a “Phase One” trade deal with China had been agreed to in principle, providing significant relief to global markets. Global equities were further boosted by the Conservative Party’s victory in the U.K. general election, lifting uncertainty about its departure from the European Union. Conversely, Hong Kong was mired in its worst recession since 2008, as escalating protests caused a sharp deterioration in private activity there. For the quarter, U.S. equities were boosted by accommodative U.S. Federal Reserve (the “Fed”) policy. The Fed lowered interest rates by 25 basis points† in October, its third interest rate cut of the calendar year, but left rates unchanged for the remainder of the quarter, signaling its favorable outlook for economic growth and employment and modest inflation. European equities rose over the quarter, as the region’s economy maintained a modest growth rate, defying expectations for a slowdown amid Brexit†† uncertainty and global trade tensions. Equity markets in the Pacific Basin ended the quarter higher as well. Japan outperformed the region, with its unemployment dropping and its consumer confidence rising. Emerging markets equities advanced supported by accommodative global monetary policy and improved trade developments.

Most global equity markets continued to advance as the first quarter of the new year began, with U.S. equities, for example, achieving record highs in February 2020. However, as COVID-19 spread rapidly across the globe, causing unprecedented disruption to financial markets and economies, global equities ended the quarter sharply lower. The World Health Organization declared the COVID-19 outbreak a pandemic. The price of oil plunged to its lowest level since 2002, as the world’s largest oil producers failed to agree on reducing output as demand collapsed. Market volatility was extremely high, and liquidity plunged to record lows. Most global central banks and governments took extraordinary measures in an effort to limit financial market stress, mitigate the economic fallout and cushion household and business income. The U.S. Fed cut the targeted federal funds rate to near zero, committed to buy an unlimited amount of U.S. Treasury and agency mortgage-backed securities, increased the size and scope of its asset purchase program and also supported the municipal funding market. The European Central Bank launched a massive asset purchase program and eased collateral rules. Many other developed market central banks also added accommodation, while several emerging market central banks embarked on quantitative easing for the first time. On the fiscal front, the U.S. government enacted a massive relief bill, unleashing more than $2 trillion as a stimulus plan to stem economic damage. The European Union suspended budget and borrowing rules to give its governments more fiscal flexibility to deal with the crisis. For the first quarter, U.S. equities, as represented by the S&P 500® Index,* suffered its fastest-ever decline into a bear market, but surged to its best weekly gain in 11 years at the end of March 2020, with emergency stimulus from the Fed and the U.S. government bolstering the market. Still, the late surge was not enough to pull the U.S. equity market out of double-digit percentage losses for the quarter. European equity markets declined by the most since the global financial crisis of 2008-2009. The fact that the U.K. officially departed the European Union at the end of January 2020 was overshadowed by the economic fallout from the contagion and the oil supply dispute. In the Pacific Basin, Singapore was the largest decliner, as its Finance Minister indicated Singapore was headed toward its worst recession since gaining independence in 1965. Japan outperformed the region but still fell sharply. In addition to the COVID-19 pandemic, the 2020 Olympics in Tokyo were postponed for one year, placing further strain on Japan’s economic prospects. Confidence among large manufacturers in Japan turned

2

pessimistic for the first time in seven years. Emerging markets equities also declined sharply in the first quarter, as markets continued to grapple with uncertainty about the magnitude, duration and potential economic consequences of the COVID-19 spread.

Against this backdrop, international equities, as measured by the MSCI ACWI ex-U.S. (Net),* posted a return of -16.52% in U.S. dollar terms for the six-month period ended March 31, 2020. Japanese equities, as measured by the MSCI Japan Index (Net),* generated a return of -10.43% in U.S. dollar terms for the same period. To compare, U.S. equities, as measured by the S&P 500 Index,* returned -12.31%, and emerging markets equities, as measured by the MSCI Emerging Markets Index (Net),* returned -14.55% for the same six-month period.

Amid these conditions, each of the Equity Funds lagged its respective benchmark index during the semi-annual period ended March 31, 2020. On the following pages, you will find financial statements and portfolio information for each of the Equity Funds during the semi-annual period ended March 31, 2020.

We thank you for being a part of AIG Funds. We value your continued confidence in us and look forward to serving your investment needs in the future. As always, if you have any questions regarding your investments, please contact your financial advisor or get in touch with us directly at 800-858-8850 or via our website, www.aig.com/funds.

Sincerely,

The SunAmerica Equity Funds Investment Professionals

Timothy Pettee	Jun Oh	Timothy Campion
Andrew Sheridan	Jane Bayar Algieri	Elizabeth Mauro

Past performance is no guarantee of future results.

†	A basis point is 1/100th of a percentage point.
††	Brexit refers to the U.K.’s path out of the European Union.
*

The MSCI ACWI (Morgan Stanley Capital International All Country World Index) ex-U.S. (Net) is a free float-adjusted market capitalization-weighted index designed to provide a broad measure of the global equity market performance of 48 developed and emerging markets throughout the world, excluding the U.S. The MSCI Japan Index (Net) is a free-float adjusted market capitalization-weighted index that is designed to track the equity market performance of Japanese securities listed on Tokyo Stock Exchange, Osaka Stock Exchange, JASDAQ and Nagoya Stock Exchange. The S&P 500® Index is Standard & Poor’s 500 Composite Stock Price Index, a widely recognized, unmanaged index of U.S. common stock prices. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity performance of emerging markets. It consists of 26 emerging market country indices.

Indices are not managed and an investor cannot invest directly in an index. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

3

SunAmerica Equity Funds

EXPENSE EXAMPLE — March 31, 2020 — (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Fund (each, a “Fund” and collectively, the “Funds”) in the SunAmerica Equity Funds (the “Trust”), you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and service fees and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at October 1, 2019 and held until March 31, 2020.

Actual Expenses

The “Actual” section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended March 31, 2020” to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class W, the “Expenses Paid During the Six Months Ended March 31, 2020” column and the “Annualized Expense Ratio” column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the “Expenses Paid During the Six Months Ended March 31, 2020” column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds’ prospectus, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the “Expenses Paid During the Six Months Ended March 31, 2020” column would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class W the “Expenses Paid During the Six Months Ended March 31, 2020” column and the “Annualized Expense Ratio” column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the “Expenses Paid During the Six Months Ended March 31, 2020” column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds’ prospectus, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the “Expenses Paid During the Six Months Ended March 31, 2020” column would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchases, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Fund’s prospectus, your retirement plan document and/or materials from your financial adviser, for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

4

SunAmerica Equity Funds

EXPENSE EXAMPLE — March 31, 2020 — (unaudited) (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at October 1, 2019	Ending Account Value Using Actual Return at March 31, 2020	Expense Paid During the Six Months Ended March 31, 2020	Beginning Account Value at October 1, 2019	Ending Account Value using a Hypothetical 5% Assumed Return at March 31, 2020	Expense Paid During the Six Months Ended March 31, 2020	Annualized Expense Ratio(1)
AIG International Dividend Strategy Fund(2)
Class A	$1,000.00	$790.79	$8.51	$1,000.00	$1,015.50	$9.57	1.90%
Class C	$1,000.00	$787.36	$11.39	$1,000.00	$1,012.25	$12.83	2.55%
Class W	$1,000.00	$790.06	$7.61	$1,000.00	$1,016.50	$8.57	1.70%
AIG Japan Fund(2)
Class A	$1,000.00	$846.85	$8.77	$1,000.00	$1,015.50	$9.57	1.90%
Class C	$1,000.00	$845.28	$11.76	$1,000.00	$1,012.25	$12.83	2.55%
Class W	$1,000.00	$848.14	$7.85	$1,000.00	$1,016.50	$8.57	1.70%

(1)

Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days divided by 366 days (to reflect the one-half year period). These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your retirement plan documents and/or materials from your financial advisor for more information.

(2)

During the stated period, the investment advisor either waived a portion of or all of the fees for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2020” and the “Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2020” and the annualized “Expense Ratio” would have been lower.

5

SunAmerica Equity Funds

STATEMENT OF ASSETS AND LIABILITIES — March 31, 2020 — (unaudited)

	AIG International Dividend Strategy Fund	AIG Japan Fund
ASSETS:
Investments at value (unaffiliated)*	$41,344,601	$12,417,536
Repurchase agreements (cost approximates value)	1,486,000	295,000
Cash	907	484
Foreign cash*	180,661	64
Receivable for:
Fund shares sold	642,461	—
Dividends and interest	495,748	139,197
Prepaid expenses and other assets	6,448	4,792
Due from investment adviser for expense reimbursements/fee waivers	15,243	16,783

Total assets	44,172,069	12,873,856

LIABILITIES:
Payable for:
Fund shares redeemed	10,960	6,345
Investments purchased	—	129,638
Investment advisory and management fees	37,796	12,414
Distribution and service maintenance fees	14,640	5,134
Transfer agent fees and expenses	10,657	3,656
Trustees’ fees and expenses	775	566
Other accrued expenses	143,085	49,705

Total liabilities	217,913	207,458

Net Assets	$43,954,156	$12,666,398

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01 par value	$71,893	$23,038
Paid-in capital	121,471,303	17,845,336

	121,543,196	17,868,374
Total accumulated earnings (loss)	(77,589,040)	(5,201,976)

Net Assets	$43,954,156	$12,666,398

*Cost
Long-term investment securities (unaffiliated)	$56,248,299	$15,008,174

Foreign cash	$174,353	$64

Class A (unlimited shares authorized):
Net assets	$40,393,170	$9,783,345
Shares of beneficial interest issued and outstanding	6,562,647	1,753,080
Net asset value and redemption price per share	$6.16	$5.58
Maximum sales charge (5.75% of offering price)	$0.38	$0.34

Maximum offering price to public	$6.54	$5.92

Class C (unlimited shares authorized):
Net assets	$2,713,285	$2,526,320
Shares of beneficial interest issued and outstanding	489,152	486,989
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$5.55	$5.19

Class W (unlimited shares authorized):
Net assets	$847,701	$356,733
Shares of beneficial interest issued and outstanding	137,506	63,696
Net asset value, offering and redemption price per share	$6.16	$5.60

See Notes to Financial Statements

6

SunAmerica Equity Funds

STATEMENT OF OPERATIONS — For the six months ended March 31, 2020 — (unaudited)

	AIG International Dividend Strategy Fund	AIG Japan Fund
INVESTMENT INCOME:
Dividends (unaffiliated)	$936,152	$178,152
Interest (unaffiliated)	787	228

Total investment income*	936,939	178,380

EXPENSES:
Investment advisory and management fees	295,777	97,061
Distributionand service maintenance fees:
Class A	93,182	22,421
Class C	19,263	16,579
Servicefees:
Class W	882	409
Transferagent fees and expenses:
Class A	68,189	15,667
Class C	6,295	4,332
Class W	1,732	853
Registrationfees:
Class A	13,059	9,172
Class C	6,498	6,621
Class W	5,896	5,508
Custodian and accounting fees	14,439	13,236
Reports to shareholders	33,936	5,609
Audit and tax fees	38,223	38,223
Legal fees	24,548	18,421
Trustees’ fees and expenses	1,932	549
Interest expense	1,460	—
Other expenses	13,380	12,673

Total expenses before fee waivers, expense reimbursements, and expense recoupments	638,691	267,334
Net (Fees waived and expenses reimbursed) recouped by investment adviser (Note 3)	(65,306)	(96,719)

Net expenses	573,385	170,615

Net investment income (loss)	363,554	7,765

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(2,763,410)	(532,054)
Net realized foreign exchange gain (loss) on other assets and liabilities	15,905	(94)

Net realized gain (loss) on investments and foreign currencies	(2,747,505)	(532,148)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(8,906,804)	(1,670,273)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	3,160	885

Net unrealized gain (loss) on investments and foreign currencies	(8,903,644)	(1,669,388)

Net realized and unrealized gain (loss) on investments and foreign currencies	(11,651,149)	(2,201,536)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,287,595)	$(2,193,771)

* Net of foreign withholding taxes on interest and dividends of	$67,595	$18,845

** Net of foreign withholding taxes on capital gains of	$—	$—

See Notes to Financial Statements

7

SunAmerica Equity Funds

STATEMENT OF CHANGES IN NET ASSETS — March 31, 2020

	AIG International Dividend Strategy Fund		AIG Japan Fund
	For the six months ended March 31, 2020 (unaudited)	For the year ended September 30, 2019	For the six months ended March 31, 2020 (unaudited)	For the year ended September 30, 2019
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$363,554	$1,528,444	$7,765	$55,247
Net realized gain (loss) on investments and foreign currencies	(2,747,505)	(5,682,291)	(532,148)	(1,720,300)
Net unrealized gain (loss) on investments and foreign currencies	(8,903,644)	(286,258)	(1,669,388)	90,090

Net increase (decrease) in net assets resulting from operations	(11,287,595)	(4,440,105)	(2,193,771)	(1,574,963)

Distributions to shareholders from:
Distributable earnings (Class A)	(511,194)	(1,379,400)	(66,223)	(2,106,312)
Distributable earnings (Class C)	(35,222)	(104,393)	—	(745,654)
Distributable earnings (Class W)	(11,601)	(36,439)	(4,092)	(35,310)

Total distributions to shareholders	(558,017)	(1,520,232)	(70,315)	(2,887,276)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(4,356,198)	(5,120,537)	(2,993,671)	(3,100,389)

Total increase (decrease) in net assets	(16,201,810)	(11,080,874)	(5,257,757)	(7,562,628)

NET ASSETS:
Beginning of period	$60,155,966	$71,236,840	$17,924,155	$25,486,783

End of period	$43,954,156	$60,155,966	$12,666,398	$17,924,155

See Notes to Financial Statements

8

SunAmerica Equity Funds

FINANCIAL HIGHLIGHTS

AIG INTERNATIONAL DIVIDEND STRATEGY FUND
Period Ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distri- butions from capital gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Portfolio Turnover

Class A
09/30/15	$11.33	$0.23	$(3.29)	$(3.06)	$(0.22)	$—	$(0.22)	$8.05	(27.24)%	$71,969	1.88%		2.31%		160%
09/30/16	8.05	0.21	0.54	0.75	(0.17)	—	(0.17)	8.63	9.49 (6)	68,775	1.90	(5)	2.61		80
09/30/17	8.63	0.30	0.91	1.21	(0.31)	—	(0.31)	9.53	14.11	72,696	1.90		3.28		22
09/30/18	9.53	0.27	(0.95)	(0.68)	(0.28)	—	(0.28)	8.57	(7.18)	62,315	1.90		2.97		59
09/30/19	8.57	0.20	(0.71)	(0.51)	(0.20)	—	(0.20)	7.86	(5.96)	54,827	1.90		2.51		66
03/31/2020(7)	8.34	0.05	(2.16)	(2.11)	(0.07)	—	(0.07)	6.16	(20.92)	40,393	1.90	(3)(4)	1.27	(3)(4)	50

Class C
09/30/15	10.35	0.16	(3.01)	(2.85)	(0.16)	—	(0.16)	7.34	(27.70)	22,445	2.55		1.69		160%
09/30/16	7.34	0.14	0.49	0.63	(0.12)	—	(0.12)	7.85	8.73 (6)	15,182	2.55	(5)	1.78		80
09/30/17	7.85	0.21	0.83	1.04	(0.25)	—	(0.25)	8.64	13.40	13,126	2.55		2.48		22
09/30/18	8.64	0.17	(0.84)	(0.67)	(0.21)	—	(0.21)	7.76	(7.80)	6,719	2.55		1.95		59
09/30/19	7.76	0.12	(0.62)	(0.50)	(0.15)	—	(0.15)	7.11	(6.45)	4,106	2.55		1.64		66
03/31/2020(7)	7.11	0.02	(1.52)	(1.50)	(0.06)	—	(0.06)	5.55	(21.26)	2,713	2.55	(3)(4)	0.57	(3)(4)	50

Class W
01/29/15*-09/30/15	9.80	0.27	(1.84)	(1.57)	(0.19)	—	(0.19)	8.04	(16.23)	10,644	1.70	(4)	3.98	(4)	160%
09/30/16	8.04	0.21	0.57	0.78	(0.19)	—	(0.19)	8.63	9.83 (6)	5,500	1.70	(5)	2.50		80
09/30/17	8.63	0.32	0.90	1.22	(0.32)	—	(0.32)	9.53	14.33	6,099	1.70		3.55		22
09/30/18	9.53	0.29	(0.96)	(0.67)	(0.29)	—	(0.29)	8.57	(7.06)	2,203	1.70		2.98		59
09/30/19	8.57	0.21	(0.70)	(0.49)	(0.21)	—	(0.21)	7.87	(5.68)	1,223	1.70		2.50		66
03/31/2020(7)	7.87	0.06	(1.69)	(1.63)	(0.08)	—	(0.08)	6.16	(20.99)	848	1.70	(3)(4)	1.48	(3)(4)	50

*	Commencement of Operations.
(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements (recoupments).
(3)	Net of the following expense reimbursements (recoupments) (based on average net assets) (See Note 3):

	09/30/15	09/30/16	09/30/17	09/30/18	09/30/19	03/31/20(4)(7)
AIG International Dividend Strategy Class A	(0.01)%	0.03%	(0.02)%	0.06%	0.17%	0.18%
AIG International Dividend Strategy Class C	(0.02)	0.08	0.08	0.12	0.41	0.54
AIG International Dividend Strategy Class W	0.20	0.15	0.17	0.22	0.86	1.18
(4)	Annualized
(5)

Excludes a one time reimbursement the Fund received for custody expenses paid in the prior years. If the reimbursement had been applied, the ratio of expenses to the average net assets would have been 1.68%, 2.35% and 1.51% for Class A, Class C and Class W, respectively.

(6)	The Fund’s performance figure was increased by 0.25%, 0.28%, 0.25% for Class A, Class C and Class W, respectively, for a reimbursement of custody expenses from prior years.
(7)	Unaudited

See Notes to Financial Statements

9

SunAmerica Equity Funds

FINANCIAL HIGHLIGHTS — (continued)

AIG JAPAN FUND
Period Ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distri- butions from capital gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)	Portfolio Turnover

Class A
09/30/15	$7.73	$(0.03)	$(0.36)	$(0.39)	$(0.05)	$(0.58)	$(0.63)	$6.71	(4.91)%	$32,241	1.90%		(0.46)%	144%
09/30/16	6.71	0.00	0.75	0.75	—	(0.22)	(0.22)	7.24	11.26	30,895	1.90		0.01	151
09/30/17	7.24	(0.02)	1.44	1.42	(0.04)	—	(0.04)	8.62	19.69	23,423	1.90		(0.28)	115
09/30/18	8.62	(0.02)	0.09	0.07	(0.08)	(0.57)	(0.65)	8.04	0.34	18,949	1.90		(0.22)	101
09/30/19	8.04	0.03	(0.49)	(0.46)	—	(0.96)	(0.96)	6.62	(4.52)	13,750	1.90		0.43	82
03/31/2020(5)	7.02	0.01	(1.42)	(1.41)	(0.03)	—	(0.03)	5.58	(15.32)	9,783	1.90		0.22	42

Class C
09/30/15	7.43	(0.07)	(0.35)	(0.42)	(0.01)	(0.58)	(0.59)	6.42	(5.52)	7,343	2.55		(0.95)	144%
09/30/16	6.42	(0.05)	0.72	0.67	—	(0.22)	(0.22)	6.87	10.50	5,785	2.55		(0.78)	151
09/30/17	6.87	(0.07)	1.37	1.30	(0.00)	—	(0.00)	8.17	18.96	5,274	2.55		(0.89)	115
09/30/18	8.17	(0.06)	0.07	0.01	(0.03)	(0.57)	(0.60)	7.58	(0.37)	6,225	2.55		(0.77)	101
09/30/19	7.58	(0.02)	(0.46)	(0.48)	—	(0.96)	(0.96)	6.14	(5.15)	3,396	2.55		(0.33)	82
03/31/2020(5)	6.14	(0.01)	(0.94)	(0.95)	—	—	—	5.19	(15.47)	2,526	2.55		(0.42)	42

Class W
04/20/17*-09/30/17	7.72	0.06	0.85	0.91	—	—	—	8.63	11.79	241	1.70	(4)	1.80 (4)	115%
09/30/18	8.63	(0.00)	0.09	0.09	(0.09)	(0.57)	(0.66)	8.06	0.57	312	1.70		(0.03)	101
09/30/19	8.06	0.09	(0.54)	(0.45)	—	(0.96)	(0.96)	6.65	(4.37)	778	1.70		1.44	82
03/31/2020(5)	6.65	0.01	(1.01)	(1.00)	(0.05)	—	(0.05)	5.60	(15.19)	357	1.70		0.18	42

*	Commencement of Operations.
(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements (recoupments).
(3)	Net of the following expense reimbursements (based on average net assets) (See Note 3):

	09/30/15	09/30/16	09/30/17		09/30/18	09/30/19	03/31/20(4)(5)
AIG Japan Class A	0.24%	0.41%	0.55%		0.56%	0.91%	1.03%
AIG Japan Class C	0.50	0.56	0.75		0.70	1.10	1.31
AIG Japan Class W	—	—	17.99	(4)	2.75	4.10	2.98
(4)	Annualized
(5)	Unaudited

See Notes to Financial Statements

10

AIG International Dividend Strategy Fund

PORTFOLIO PROFILE — March 31, 2020 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	10.3%
Medical-Drugs	9.4
Tobacco	6.2
Telephone-Integrated	5.7
Auto-Cars/Light Trucks	5.0
Electronic Components-Misc.	4.8
Metal-Diversified	3.8
Cellular Telecom	3.6
Diversified Minerals	3.6
Chemicals-Diversified	3.4
Repurchase Agreements	3.4
Semiconductor Equipment	2.6
Metal-Iron	2.5
Finance-Other Services	2.5
Power Converter/Supply Equipment	2.4
Aerospace/Defense	2.3
Audio/Video Products	2.2
Capacitors	2.1
Auto-Heavy Duty Trucks	2.1
Telecom Services	2.0
Cosmetics & Toiletries	2.0
Diversified Manufacturing Operations	2.0
Machinery-Construction & Mining	1.7
Human Resources	1.7
Insurance-Life/Health	1.7
Oil Companies-Exploration & Production	1.6
Building & Construction Products-Misc.	1.5
Airlines	1.4
Rubber-Tires	1.4
Advertising Agencies	1.3
Auto/Truck Parts & Equipment-Original	1.2

97.4%

Country Allocation*

United Kingdom	15.8%
France	14.9
Japan	13.8
Taiwan	9.5
Switzerland	6.7
Australia	6.3
Germany	6.3
Hong Kong	4.1
United States	3.4
Russia	3.3
Sweden	2.1
Canada	2.0
China	2.0
Italy	1.6
Norway	1.6
Spain	1.4
Netherlands	1.3
Jersey	1.3

97.4%

*	Calculated as a percentage of net assets

11

AIG International Dividend Strategy Fund

PORTFOLIO OF INVESTMENTS — March 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 94.0%
Australia — 6.3%
BHP Group, Ltd.	42,541	$773,392
Fortescue Metals Group, Ltd.	179,890	1,098,728
Rio Tinto, Ltd.	16,998	899,765

		2,771,885

Bermuda — 0.0%
Peace Mark Holdings, Ltd.†(1)	800,000	0

Canada — 2.0%
BCE, Inc.	21,800	894,276

China — 2.0%
China Petroleum & Chemical Corp.	1,772,000	869,178

France — 14.9%
AXA SA	41,833	724,418
Cie de Saint-Gobain	26,527	644,974
Orange SA	67,194	833,085
Peugeot SA	42,922	572,255
Renault SA	18,520	359,664
Sanofi	11,547	1,016,607
Schneider Electric SE	12,273	1,056,687
TOTAL SA	20,382	790,403
Valeo SA	32,775	548,101

		6,546,194

Germany — 6.3%
Continental AG	8,197	599,446
Covestro AG*	21,567	669,949
Deutsche Lufthansa AG	65,728	627,595
Siemens AG	9,965	857,671

		2,754,661

Hong Kong — 4.1%
CNOOC, Ltd.	690,000	719,377
Hong Kong Exchanges & Clearing, Ltd.	35,900	1,078,121

		1,797,498

Italy — 1.6%
Eni SpA	69,019	697,811

Japan — 13.8%
Japan Tobacco, Inc.	47,100	871,843
KDDI Corp.	40,000	1,182,323
Komatsu, Ltd.	45,800	753,598
Panasonic Corp.	126,000	961,852
Showa Denko KK	39,500	816,688
Softbank Corp.	58,300	742,099
Subaru Corp.	37,900	727,667

		6,056,070

Jersey — 1.3%
WPP PLC	84,993	579,117

Netherlands — 1.3%
Fiat Chrysler Automobiles NV	82,063	591,361

Norway — 1.6%
Equinor ASA	55,189	695,200

Russia — 3.3%
Gazprom PJSC ADR	153,423	$706,821
Lukoil PJSC ADR	12,448	741,889

		1,448,710

Spain — 1.4%
Telefonica SA	138,914	637,731

Sweden — 2.1%
Volvo AB, Class B	77,730	934,681

Switzerland — 6.7%
Adecco Group AG	18,898	745,634
Novartis AG	12,263	1,013,476
Roche Holding AG	3,646	1,185,366

		2,944,476

Taiwan — 9.5%
Globalwafers Co., Ltd.	103,000	1,140,029
Hon Hai Precision Industry Co., Ltd.	451,000	1,042,661
Walsin Technology Corp.†	179,000	934,903
Yageo Corp.	121,000	1,077,094

		4,194,687

United Kingdom — 15.8%
Anglo American PLC	46,241	808,028
BAE Systems PLC	152,754	985,668
BHP Group PLC	49,645	767,857
British American Tobacco PLC	28,858	985,454
BT Group PLC	481,097	701,692
GlaxoSmithKline PLC	49,800	934,116
Imperial Brands PLC	46,336	858,881
Unilever PLC	17,617	889,369

		6,931,065

Total Long-Term Investment Securities
(cost $56,248,299)		41,344,601

REPURCHASE AGREEMENTS — 3.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 03/31/2020, to be repurchased 04/01/2020 in the amount of $1,486,000 collateralized by $1,400,000 of United States Treasury Notes, bearing interest at 2.00% due 08/15/2025 and having an approximate value of $1,518,945 (cost $1,486,000)	$1,486,000	1,486,000

TOTAL INVESTMENTS —
(cost $57,734,299)(2)	97.4%	42,830,601
Other assets less liabilities	2.6	1,123,555

NET ASSETS —	100.0%	$43,954,156

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At March 31, 2020, the aggregate value of these securities was $669,949 representing 1.5% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)	See Note 5 for cost of investments on a tax basis.
ADR —	American Depositary Receipt

12

AIG International Dividend Strategy Fund

PORTFOLIO OF INVESTMENTS — March 31, 2020 — (unaudited) (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2020 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs		Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Bermuda	$—	$—		$0	$0
Other Countries	894,276	40,450,325	**	—	41,344,601
Repurchase Agreements	—	1,486,000		—	1,486,000

Total Investments at Value	$894,276	$41,936,325		$—	$42,830,601

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 2.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

13

AIG Japan Fund

PORTFOLIO PROFILE — March 31, 2020 — (unaudited)

Industry Allocation*

Auto/Truck Parts & Equipment-Original	10.4%
Machinery-Electrical	6.9
Rubber-Tires	6.1
Medical Products	5.9
Building & Construction-Misc.	4.8
Oil Refining & Marketing	4.4
Electronic Components-Misc.	4.3
Real Estate Management/Services	4.2
Chemicals-Specialty	3.9
Auto-Cars/Light Trucks	3.8
Medical-Drugs	3.5
Brewery	3.3
Industrial Automated/Robotic	2.4
Repurchase Agreements	2.3
Entertainment Software	2.3
Building-Heavy Construction	2.3
Computer Services	2.0
Telephone-Integrated	2.0
Insurance-Life/Health	2.0
Insurance-Property/Casualty	1.9
Banks-Commercial	1.8
Food-Misc./Diversified	1.7
Office Automation & Equipment	1.7
Electronic Components-Semiconductors	1.7
Airlines	1.5
Casino Services	1.5
Tobacco	1.5
Oil Companies-Exploration & Production	1.4
Motorcycle/Motor Scooter	1.2
Hotels/Motels	1.1
Food-Retail	1.1
Computers-Integrated Systems	1.0
Retail-Restaurants	1.0
Web Portals/ISP	1.0
Cosmetics & Toiletries	1.0
Chemicals-Diversified	0.9
Semiconductor Equipment	0.6

100.4%

Country Allocation*

Japan	98.1%
United States	2.3

100.4%

*	Calculated as a percentage of net assets

14

AIG Japan Fund

PORTFOLIO OF INVESTMENTS — March 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.1%
Airlines — 1.5%
Japan Airlines Co., Ltd.	10,600	$195,065

Auto-Cars/Light Trucks — 3.8%
Suzuki Motor Corp.	20,263	484,851

Auto/Truck Parts & Equipment-Original — 10.4%
Koito Manufacturing Co., Ltd.	11,600	392,567
NGK Insulators, Ltd.	57,801	757,673
Stanley Electric Co., Ltd.	8,400	165,516

		1,315,756

Banks-Commercial — 1.8%
AEON Financial Service Co., Ltd.	20,800	222,488

Brewery — 3.3%
Asahi Group Holdings, Ltd.	4,000	129,875
Kirin Holdings Co., Ltd.	14,500	287,191

		417,066

Building & Construction-Misc. — 4.8%
Hazama Ando Corp.	28,639	182,639
Maeda Corp.	25,300	186,690
Taisei Corp.	7,800	238,448

		607,777

Building-Heavy Construction — 2.3%
Daiho Corp.	13,650	285,987

Casino Services — 1.5%
Sega Sammy Holdings, Inc.	15,900	193,597

Chemicals-Diversified — 0.9%
Mitsubishi Gas Chemical Co., Inc.	10,600	115,140

Chemicals-Specialty — 3.9%
Shin-Etsu Chemical Co., Ltd.	4,950	490,589

Computer Services — 2.0%
Fujitsu, Ltd.	2,823	254,745

Computers-Integrated Systems — 1.0%
Otsuka Corp.	3,050	130,493

Cosmetics & Toiletries — 1.0%
Mandom Corp.	6,300	120,956

Electronic Components-Misc. — 4.3%
Alps Alpine Co., Ltd.	9,500	92,055
Fujitsu General, Ltd.	7,715	139,386
Minebea Mitsumi, Inc.	20,703	308,701

		540,142

Electronic Components-Semiconductors — 1.7%
Rohm Co., Ltd.	3,912	214,232

Entertainment Software — 2.3%
Nexon Co., Ltd.	17,894	292,687

Food-Misc./Diversified — 1.7%
Nichirei Corp.	7,700	218,185

Food-Retail — 1.1%
Seven & i Holdings Co., Ltd.	4,291	141,699

Hotels/Motels — 1.1%
Kyoritsu Maintenance Co., Ltd.	6,633	144,539

Industrial Automated/Robotic — 2.4%
THK Co., Ltd.	15,131	$308,932

Insurance-Life/Health — 2.0%
T&D Holdings, Inc.	30,600	249,832

Insurance-Property/Casualty — 1.9%
Tokio Marine Holdings, Inc.	5,182	237,659

Machinery-Electrical — 6.9%
Hitachi, Ltd.	12,530	364,746
Mitsubishi Electric Corp.	41,100	507,243

		871,989

Medical Products — 5.9%
Nipro Corp.	63,943	752,847

Medical-Drugs — 3.5%
Eisai Co., Ltd.	2,350	172,489
Ono Pharmaceutical Co., Ltd.	11,684	268,949

		441,438

Miscellaneous Manufacturing — 0.0%
Peace Mark Holdings, Ltd.†(1)	8,000	0

Motorcycle/Motor Scooter — 1.2%
Yamaha Motor Co., Ltd.	12,248	147,946

Office Automation & Equipment — 1.7%
FUJIFILM Holdings Corp.	4,293	215,483

Oil Companies-Exploration & Production — 1.4%
Inpex Corp.	31,100	174,815

Oil Refining & Marketing — 4.4%
JXTG Holdings, Inc.	161,500	553,562

Real Estate Management/Services — 4.2%
Mitsubishi Estate Co., Ltd.	35,660	525,695

Retail-Restaurants — 1.0%
Sushiro Global Holdings, Ltd.	8,800	129,530

Rubber-Tires — 6.1%
Toyo Tire Corp.	67,472	774,117

Semiconductor Equipment — 0.6%
Ulvac Inc	3,400	81,297

Telephone-Integrated — 2.0%
KDDI Corp.	8,500	251,244

Tobacco — 1.5%
Japan Tobacco, Inc.	10,214	189,066

Web Portals/ISP — 1.0%
Z Holdings Corp.	39,200	126,090

Total Long-Term Investment Securities
(cost $15,008,174)		12,417,536

15

16

AIG Japan Fund

PORTFOLIO OF INVESTMENTS — March 31, 2020 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 2.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 03/31/2020, to be repurchased 04/01/2020 in the amount of $295,000 collateralized by $290,000 of United States Treasury Notes, bearing interest at 1.88% due 09/30/2022 and having an approximate value of $301,793 (cost $295,000)	$295,000	$295,000

TOTAL INVESTMENTS —
(cost $15,303,174)(2)	100.4%	12,712,536
Liabilities in excess of other assets	(0.4)	(46,138)

NET ASSETS —	100.0%	$12,666,398

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2020 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 —Other Observable Inputs		Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Miscellaneous Manufacturing	$—	$—		$0	$0
Other Industries	—	12,417,536	**	—	12,417,536
Repurchase Agreements	—	295,000		—	295,000

Total Investments at Value	$—	$12,712,536		$—	$12,712,536

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 2.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

SunAmerica Equity Funds

NOTES TO FINANCIAL STATEMENTS — March 31, 2020 — (unaudited)

Note 1. Organization

SunAmerica Equity Funds is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Massachusetts business trust (the “Trust” or “Equity Funds”) on June 18, 1986. It currently consists of two different funds (each, a “Fund” and collectively, the “Funds”). Each Fund is a separate series of the Trust with a distinct objective and/or strategy. Each Fund is advised and/or managed by SunAmerica Asset Management, LLC (the “Adviser” or “SunAmerica”). An investor may invest in one or more of the following Funds: AIG International Dividend Strategy Fund (“International Dividend Strategy Fund”), or AIG Japan Fund (“Japan Fund”). The Funds are considered to be separate entities for financial and tax reporting purposes.

The investment objective and principal investment techniques for each of the Funds are as follows:

International Dividend Strategy Fund seeks total return by employing a “buy and hold” strategy to identify approximately 50 to 100 high dividend yielding equity securities selected annually from the MSCI ACWI ex-U.S. Index. At least 80% of the Fund’s net assets, plus any borrowing for investment purposes, will be invested in dividend yielding equity securities.

Japan Fund seeks long-term capital appreciation by active trading of securities of Japanese issuers and other investments that are tied economically to Japan (“Japanese companies”). Under normal circumstances, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in Japanese companies.

Each Fund is organized as a “diversified” fund within the meaning of the 1940 Act.

Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in amounts of $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within one year of purchase.

Class C shares are offered at net asset value per share without an initial sales charge, although may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Effective March 1, 2018, Class C shares will convert automatically to Class A shares approximately ten years after purchase and at the such time will be subject to the lower distribution fee applicable to Class A shares.

Class W shares are offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs.

Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Trust’s registration statement. Class A and Class C shares each make distribution and account maintenance fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, except Class C shares are subject to higher distribution fee rates. Class W shares have not adopted a 12b-1 plan and make no payments thereunder, however, and Class W shares pay a service fee to the Funds’ distributor for providing administrative and shareholder services.

Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an “interested person,” as defined in Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

17

SunAmerica Equity Funds

NOTES TO FINANCIAL STATEMENTS — March 31, 2020 — (unaudited) (continued)

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”) , etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of March 31, 2020, is reported on a schedule at the end of each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending

18

SunAmerica Equity Funds

NOTES TO FINANCIAL STATEMENTS — March 31, 2020 — (unaudited) (continued)

on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Master Agreements: The Funds have entered into Master Repurchase Agreements (“Master Agreements”) with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Funds and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Funds’ counterparties to elect early termination could cause the Funds to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of March 31, 2020, the repurchase agreements held by the Funds are subject to master netting agreements. See the Portfolio of Investments for more information about a Fund’s holdings in repurchase agreements.

Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested

19

SunAmerica Equity Funds

NOTES TO FINANCIAL STATEMENTS — March 31, 2020 — (unaudited) (continued)

cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date.

Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).

Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

Dividends from net investment income, if any, are normally paid quarterly for the International Dividend Strategy Fund. The Japan Fund pays annually. Capital gain distributions, if any, are paid annually. Each of the Funds reserves the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that each Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2016-2018 or expected to be taken in each Fund’s 2019 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The

20

SunAmerica Equity Funds

NOTES TO FINANCIAL STATEMENTS — March 31, 2020 — (unaudited) (continued)

Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2016.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

LIBOR Risk: A fund’s investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offer Rate (“LIBOR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. This announcement and any additional regulatory or market changes may have an adverse impact on a fund or its investments.

In advance of 2021, regulators and market participants are expected to work together to identify or develop successor Reference Rates. Additionally, prior to 2021, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a fund or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a fund’s performance and/or NAV.

New Accounting Pronouncements: In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13 “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”. The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The ASU allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to early adopt the provisions that eliminate disclosure requirements and is still evaluating the impact of applying the rest of the ASU.

Note 3. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the “Agreement”) with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of a Fund’s portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds’ books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SunAmerica and its affiliates.

21

SunAmerica Equity Funds

NOTES TO FINANCIAL STATEMENTS — March 31, 2020 — (unaudited) (continued)

The Funds pay SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund’s average daily net assets:

Management Fees
International Dividend Strategy Fund	1.00%
Japan Fund	1.15

For the six months ended March 31, 2020, SunAmerica earned fees in the amounts stated in the Statement of Operations.

The AIG Japan Fund is subadvised by Wellington Management Company LLP (“Wellington Management”) pursuant to a subadvisory agreement with SunAmerica. Payments to Wellington for its services are made by SunAmerica and not by the Fund.

SunAmerica has contractually agreed to waive fees or reimburse expenses to the extent necessary to cap the Funds’ annual fund operating expenses at the following percentages of each class’s average daily net assets. For the purposes of the waived fees and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes governmental fees and other expenses not incurred in the ordinary course of the Funds’ business. The contractual fee waivers and expense reimbursements will continue in effect indefinitely unless terminated by the Trustees, including a majority of the Disinterested Trustees.

Fund Percentage
International Dividend Strategy Fund Class A	1.90%
International Dividend Strategy Fund Class C	2.55
International Dividend Strategy Fund Class W	1.70
Japan Fund Class A	1.90
Japan Fund Class C	2.55
Japan Fund Class W	1.70

Any contractual waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Funds within two years after the occurrence of the waiver and/or reimbursement, provided that the recoupment does not cause the expense ratio of the share class to exceed the lesser of (a) the limitation in effect at the time the waivers and/or reimbursements occurred or (b) the current expense limitation of that share class.

For the six months ended March 31, 2020, pursuant to the contractual expense limitations referred to above, SunAmerica has waived or reimbursed expenses as follows:

Other Expense Reimbursed
AIG Japan Fund	$54,908

Amount
International Dividend Strategy Fund Class A	$47,955
International Dividend Strategy Fund Class C	10,413
International Dividend Strategy Fund Class W	6,938
Japan Fund Class A	24,521
Japan Fund Class C	10,929
Japan Fund Class W	6,361

For the six months ended March 31, 2020, SunAmerica did not recoup any expenses.

22

SunAmerica Equity Funds

NOTES TO FINANCIAL STATEMENTS — March 31, 2020 — (unaudited) (continued)

At March 31, 2020, expenses previously waived and/or reimbursed by SunAmerica during the prior two years that remain subject to recoupment and expire during the time periods indicated are as follows:

	Other Expenses Reimbursed
	September 30, 2020	September 30, 2021	March 31, 2022
Japan Fund	$49,898	$109,446	$54,908

	Class Specific Expenses Reimbursed
	September 30, 2020	September 30, 2021	March 31, 2022
International Dividend Strategy Fund Class A	$49,388	$92,667	$47,955
International Dividend Strategy Fund Class C	7,484	21,336	10,413
International Dividend Strategy Fund Class W	5,801	12,842	6,938
Japan Fund Class A	30,920	51,177	24,521
Japan Fund Class C	14,200	22,731	10,929
Japan Fund Class W	8,333	11,958	6,361

The Trust, on behalf of each Fund, has entered into a Distribution Agreement with AIG Capital Services, Inc. (“ACS” or the “Distributor”), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of each class of shares (other than Class W shares) (each a “Plan” and collectively, the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the “Class A Plan” and “Class C Plan.” In adopting the Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit each Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

Under the Class A Plan and Class C Plan, the Distributor receives a distribution fee from a Fund at an annual rate of 0.10% and 0.75%, respectively, of the average daily net assets of the Fund’s Class A and Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Plan may exceed the Distributor’s distribution costs as described above. The Plans provide that the Class A and Class C shares of each Fund will pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. The Distributor does not receive or retain any distribution and/or account maintenance fees for any shares when the shareholder does not have a broker of record. For the six months ended March 31, 2020, ACS received fees as reflected in the Statement of Operations, based upon the aforementioned rates.

The Trust, on behalf of each Fund, has entered into an Administrative and Shareholder Services Agreement with ACS, pursuant to which ACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing additional shareholder services to Class W shareholders. The Distributor does not receive or retain any distribution and/or account maintenance fees for any shares when the shareholder does not have a broker of record. For the six months ended March 31, 2020, ACS earned fees as reflected in the Statements of Operations based on the aforementioned rate.

ACS receives sales charges on each Fund’s Class A shares, portions of which are reallocated to affiliated broker-dealers and non-affiliated broker-dealers. ACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund’s Class A and Class C shares. ACS has advised the Funds that for the six months ended March 31, 2020, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

	Class A				Class C
	Sales Charges	Affiliated Broker-dealers	Non-affiliated Broker-dealers	Contingent Deferred Sales Charges	Contingent Deferred Sales Charges
International Dividend Strategy Fund	$16,525	$7,884	$5,784	$—	$160
Japan Fund	4,795	360	3,688	—	34

23

SunAmerica Equity Funds

NOTES TO FINANCIAL STATEMENTS — March 31, 2020 — (unaudited) (continued)

The Trust has entered into a Service Agreement with SunAmerica Fund Services, Inc. (“AFS”), an affiliate of the Adviser. Under the Service Agreement, AFS performs certain shareholder account functions by assisting the Funds’ transfer agent, DST Asset Manager Solutions, Inc. (“DST”), in connection with the services that it offers to the shareholders of the Funds. Pursuant to the Service Agreement, the Funds pay a fee to AFS for services rendered based upon an annual rate of 0.22% of average daily net assets of such Fund. For the six months ended March 31, 2020, the Funds incurred the following expenses which are included in transfer agent fees payable in the Statement of Asset and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate AFS pursuant to the terms of the Service Agreement.

	Expense			Payable at March 31, 2020
	Class A	Class C	Class W	Class A	Class C	Class W
International Dividend Strategy Fund	$57,589	$4,262	$1,294	$7,620	$529	$166
Japan Fund	14,152	3,656	600	1,829	480	66

At March 31, 2020, the following affiliates owned a percentage of the outstanding shares of the following funds: AIG Multi-Asset Allocation Portfolio and AIG Active Allocation Portfolio owned 27% and 14%, respectively, of the International Dividend Strategy Fund and AIG Multi-Asset Allocation Portfolio and AIG Active Allocation Portfolio owned 41% and 16%, respectively, of the Japan Fund.

Note 4. Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended March 31, 2020 were as follows:

	International Dividend Strategy Fund	Japan Fund
Purchases (excluding U.S. government securities)	$28,192,224	$6,811,710
Sales (excluding U.S. government securities)	34,702,388	9,440,436
Purchase of U.S. government securities	—	—
Sales and maturities of U.S. government securities	—	—

Note 5. Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales.

	For the year ended September 30, 2019
	Distributable Earnings			Tax Distributions
	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
International Dividend Strategy Fund	$46,133	$(59,648,825)	$(6,128,081)	$1,520,232	$—
Japan Fund	68,789	(1,736,085)	(1,253,884)	1,221,073	1,666,203

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of September 30, 2019, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:

	Unlimited
	ST	LT
International Dividend Strategy Fund	$34,779,989	$24,868,836
Japan Fund	486,892	1,249,193

24

SunAmerica Equity Funds

NOTES TO FINANCIAL STATEMENTS — March 31, 2020 — (unaudited) (continued)

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows at March 31, 2020:

	International Dividend Strategy Fund	Japan Fund
Cost (tax basis)	$57,850,155	$15,636,867

Appreciation	1,082,506	377,378
Depreciation	(16,102,060)	(3,301,709)

Net unrealized appreciation (depreciation)	$(15,019,554)	$(2,924,331)

Note 6. Capital Share Transactions

Transactions in capital shares of each class of each Fund were as follows:

	International Dividend Strategy Fund
	Class A				Class C
	For the six months ended March 31, 2020		For the year ended September 30, 2019		For the six months ended March 31, 2020		For the year ended September 30, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	552,613	$3,994,599	1,014,517	$8,278,568	12,738	$93,783	65,126	$457,353
Reinvested dividends	60,652	501,592	171,987	1,345,014	4,138	30,909	12,940	90,915
Shares redeemed	(1,024,923)	(8,079,549)	(1,486,047)	(11,826,297)	(105,523)	(761,536)	(366,055)	(2,643,465)

Net increase (decrease) in shares outstanding before automatic conversion	(411,658)	$(3,583,358)	(299,543)	$(2,202,715)	(88,647)	$(636,844)	(287,989)	$(2,095,197)

Shares issued (reacquired) upon automatic conversion	7,756	62,023	15,544	125,993	(8,596)	(62,023)	(17,200)	(125,993)

Net increase (decrease)	(403,902)	$(3,521,335)	(283,999)	$(2,076,722)	(97,243)	$(698,867)	(305,189)	$(2,221,190)

	International Dividend Strategy Fund
	Class W
	For the six months ended March 31, 2020		For the year ended September 30, 2019
	Shares	Amount	Shares	Amount
Shares sold	8,936	$69,795	52,355	$417,470
Reinvested dividends	1,283	10,621	4,264	33,336
Shares redeemed	(28,141)	(216,412)	(158,201)	(1,273,431)

Net increase (decrease) in shares outstanding before automatic conversion	(17,922)	$(135,996)	(101,582)	$(822,625)

Shares issued (reacquired) upon automatic conversion	—	—	—	—

Net increase (decrease)	(17,922)	$(135,996)	(101,582)	$(822,625)

25

SunAmerica Equity Funds

NOTES TO FINANCIAL STATEMENTS — March 31, 2020 — (unaudited) (continued)

	Japan Fund
	Class A				Class C
	For the six months ended March 31, 2020		For the year ended September 30, 2019		For the six months ended March 31, 2020		For the year ended September 30, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	43,051	$301,233	121,770	$789,738	7,114	$40,778	21,396	$128,400
Reinvested dividends	9,118	65,283	343,619	2,068,588	—	—	122,766	689,943
Shares redeemed	(377,525)	(2,598,697)	(744,470)	(4,849,036)	(73,076)	(437,108)	(411,979)	(2,422,166)

Net increase (decrease) in shares outstanding before automatic conversion	(325,356)	$(2,232,181)	(279,081)	$(1,990,710)	(65,962)	$(396,330)	(267,817)	$(1,603,823)

Shares issued (reacquired) upon automatic conversion	688	4,856	1,673	10,769	(740)	(4,856)	(1,794)	(10,769)

Net increase (decrease)	(324,668)	$(2,227,325)	(277,408)	$(1,979,941)	(66,702)	$(401,186)	(269,611)	$(1,614,592)

	Japan Fund
	Class W
	For the six months ended March 31, 2020		For the year ended September 30, 2019
	Shares	Amount	Shares	Amount
Shares sold	48,064	$332,951	97,952	$624,289
Reinvested dividends	569	4,092	5,846	35,310
Shares redeemed	(101,960)	(702,203)	(25,548)	(165,455)

Net increase (decrease) in shares outstanding before automatic conversion	(53,327)	$(365,160)	78,250	$494,144

Shares issued (reacquired) upon automatic conversion	—	—	—	—

Net increase (decrease)	(53,327)	$(365,160)	78,250	$494,144

Note 7. Line of Credit

The Trust has access to a $75 million committed unsecured line of credit and, along with certain other funds managed by the Adviser, a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. The Trust, on behalf of each of the Funds, has paid State Street for its own account, such Fund’s ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Fund’s cash shortfall exceeds $100,000. For the six months ended March 31, 2020, the following Funds had borrowings:

	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
International Dividend Strategy Fund	24	$1,460	$726,042	2.80%

At March 31, 2020, there were no borrowings outstanding.

Note 8. Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

26

SunAmerica Equity Funds

NOTES TO FINANCIAL STATEMENTS — March 31, 2020 — (unaudited) (continued)

For the six months ended March 31, 2020, the Funds did not participate in this program.

Note 9. Investment Concentration

The Funds invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, because the AIG Japan Fund concentrates its investments in Japan, the Fund’s performance is expected to be closely tied to social, political and economic conditions of that country. These risks are primary risks of the Japan Fund.

Note 10. Other Matters

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may last for an extended period of time including through the issue date of these financial statements and has resulted in substantial market volatility and may result in a significant economic downturn.

27

AIG Funds

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

Trustees

Richard W. Grant

Peter A. Harbeck

Dr. Judith L. Craven

Stephen J. Gutman

Eileen A. Kamerick

Officers

John T. Genoy, President and Chief Executive Officer

Sharon French, Executive Vice President

James Nichols, Vice President

Gregory N. Bressler, Secretary

Christopher C. Joe, Chief Compliance Officer

Gregory R. Kingston, Treasurer

Shawn Parry, Vice President and Assistant Treasurer

Donna McManus, Vice President and Assistant Treasurer

Kathleen Fuentes, Chief Legal Officer and Assistant Secretary

Matthew J. Hackethal, Anti-Money Laundering Compliance Officer

Investment Adviser

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

Distributor

AIG Capital Services, Inc.

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

Shareholder Servicing Agent

AIG Fund Services, Inc.

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02110

Transfer Agent

DST Asset Manager Solutions, Inc.

303 W. 11th Street

Kansas City, MO 64105

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in a Fund’s portfolio which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 858-8850. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON SUNAMERICA EQUITY FUNDS

Information regarding how SunAmerica Equity Funds voted proxies relating to securities held in SunAmerica Equity Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 858-8850 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings quarterly with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DELIVERY OF SHAREHOLDER DOCUMENTS

The Funds have adopted a policy that allows them to send only one copy of a Fund’s prospectus, proxy material, annual report and semi-annual report (the “shareholder documents”) to shareholders with multiple accounts residing at the same “household.” This practice is called householding and reduces Fund expenses, which benefits you and other shareholders. Unless the Funds receive instructions to the contrary, you will only receive one copy of the shareholder documents. The Funds will continue to household the shareholder documents indefinitely, until we are instructed otherwise. If you do not wish to participate in householding, please contact Shareholder Services at (800) 858-8850 ext. 6010 or send a written request with your name, the name of your fund(s) and your account number(s) to AIG Funds c/o DST, P.O. Box 219186, Kansas City MO, 64121-9186. We will resume individual mailings for your account within thirty (30) days of receipt of your request.

This report is submitted solely for the general information of shareholders of the Funds. Distribution of this report to persons other than shareholders of the Funds is authorized only in connection with a currently effective prospectus, setting forth details of the Funds, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

Go Paperless!!

Did you know that you have the option to

receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.

Why Choose Electronic Delivery?

It’s Quick — Fund documents will be received faster than via traditional mail.

It’s Convenient — Elimination of bulky documents from personal files.

It’s Cost Effective — Reduction of your Fund’s printing and mailing costs.

To sign up for electronic delivery, follow

these simple steps:

1	Go to www.aig.com/funds

2	Click on the link to “Go Paperless!!”

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.aig.com/funds at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover.

AIG Funds are advised by SunAmerica Asset Management, LLC (SAAMCo) and distributed by AIG Capital Services, Inc. (ACS), Member FINRA. Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311, 800-858-8850. SAAMCo and ACS are members of American International Group, Inc. (AIG).

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the AIG Funds Sales Desk at 800-858-8850, ext. 6003, or at aig.com/funds. Read the prospectus carefully before investing.

aig.com/funds

EQSAN - 3/20

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a- 101), or this Item 10.

Item 11.	Controls and Procedures.

(a)

An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270. 30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	(1) Not applicable.

(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3)	Not applicable.

(4)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By:	/s/ John T. Genoy
John T. Genoy
President

Date: June 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: June 8, 2020

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: June 8, 2020